Net Income (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Common Share
The following table sets forth the
net income (loss) for the three and six months ended June 30, 2021 and 2020 and the computation of basic and diluted net loss per common share for the three and six months ended June 30, 2021:

	Three months ended June 30,		Six months ended June 30,
(in thousands, except shares and per share data)	2021	2020	2021	2020
Numerator:
Net income (loss)	$4,947	$(10,986)	$(5,523)	$(13,172)
Less: net loss attributable to non-controlling interests	(4,533)	—	(15,003)	—

Net income (loss) attributable to Class A common s tock holders	9,480	—	9,480	—
Dilutive effect of warrants on net income to Class A common stockholders	(13,999)	N/A	(13,999)	N/A
Net income attributable to Class A common stockholders - Diluted	(4,519)	N/A	(4,519)	N/A
Basic and Diluted Earnings Per Share denominator:
Weighted average common stock outstanding - basic	167,134,853	N/A	166,691,634	N/A

Net income per share - basic	$0.06	N/A	$0.06	N/A
Diluted Earnings Per Share:
Dilutive effect of warrants on weighted average common stock outstanding	1,749,462	N/A	879,564	N/A
Weighted average common stock outstanding - diluted	168,884,315	N/A	167,571,198	N/A

Net loss per share - diluted	$(0.03)	N/A	$(0.03)	N/A

Summary of Diluted Net Loss Per Share	The table below presents the Company’s potentially dilutive securities:

Three and six months ended June 30, 2021
Public Warrants	23,000,000
Private Placement Warrants	10,533,333
Restricted Stock Units	2,590,472
Stock Options	12,806,407

Potential Common Stock	48,930,212